Consolidated Balance Sheets (Parenthetical) - $ / shares shares in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share capital
Share capital, shares authorized, unlimited	Unlimited	Unlimited
Share capital, par value (in CAD per share)	$ 0	$ 0
Share capital, shares issued (in shares)	223	222
Share capital, shares outstanding (in shares)	223	222